Income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Effective income tax rate (as a percentage)	43.80%	53.80%
Statutory tax rate (as a percentage)	25.00%
LAT rebate	$ 9,100,000
Non-deductible expenses	4,600,000
Difference between statutory rate and effective rate resulting from unrecognized tax benefit	1,900,000	$ 4,200,000
Unrecognized tax benefit
Balance as of December 31, 2015	17,842,283
Movement in current year due to foreign exchange rate fluctuation	239,190
Balance as of June 30, 2016	$ 18,081,473